COMMITMENTS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
COMMITMENTS	33. COMMITMENTS

33.1 Contracts related to supply

In the ordinary course of its business, the Company enters into long-term agreements for provision of manufacturing, transportation, information technology services and electric power supply (with physical delivery, for its manufacturing activities). The agreements have termination clauses for noncompliance with essential obligations. In general, the minimum agreed upon is acquired and therefore there are no liabilities recorded in addition to the amount recognized on the accrual basis.

The subsidiaries also have investment commitments in other companies that do not belong to the economic group, through the fulfillment of goals and other conditions established in the agreement in the amount of up to R$60,000, which arise from convertible debentures.

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2021	2020
Less than one year	929,288	1,413,904
One to five years	460,081	885,990
Above 5 years	10,738	-
Total	1,400,107	2,299,894